Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture and equipment		$ 1,076,225	$ 938,535
Leasehold improvements		727,570	705,909
Other		71,766	71,983
Property, Plant and Equipment, Gross		1,875,561	1,716,427
Less accumulated depreciation		1,117,814	892,325
Property and Equipment	$ 798,919	$ 757,747	$ 824,102